Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,878,500
Total Fee Amount	397.52
Total Offset Amount	0
Net Fee	$ 397.52
Offset Table N/A	N/A